Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt
Long term debt is comprised of the following borrowings:

			December 31,
Borrower	Commencement	Maturity	2019	2020
Maxdekatria 1	July 2018	January 2020	10,250	—
Pentakomo 1	July 2018	January 2020	10,250	—
Maxeikosiepta 1	December 2018	February 2021	4,500	4,000
Safe Bulkers 1	April 2019	June 2022	10,000	8,000
Maxtessera 1	November 2018	October 2022	24,000	22,000
Shikokupente - Shikokuennia - Pemer - Petra 1	July 2019	January 2023	10,000	8,510
Shikokupente 1	August 2018	August 2023	13,455	12,927
Shikokuennia 1	October 2018	October 2023	15,267	14,385
Shikokuepta 1	February 2016	February 2024	18,783	17,150
Petra 1	November 2018	November 2023	7,343	6,135
Pemer 1	November 2018	November 2023	7,343	6,135
Avstes 1	June 2019	May 2024	6,190	5,985
Maxeikositria 1	September 2017	August 2024	11,239	10,893
Maxeikosi 1	September 2017	August 2024	11,239	10,893
Maxpente 1	September 2017	August 2024	16,750	16,100
Maxeikositessera 1	September 2017	August 2024	11,700	11,310
Maxenteka 1	September 2017	August 2024	13,934	13,536
Safe Bulkers 1	November 2018	August 2024	27,500	22,250
Safe Bulkers 1	November 2014	September 2024	86,504	79,758
Maxeikosiexi 1	September 2015	March 2023	5,186	4,432
Marathassa 1	September 2015	March 2023	5,622	4,820
Marinouki 1	September 2015	March 2023	8,487	7,263
Kerasies 1	September 2015	March 2023	5,942	5,097
Soffive 1	September 2015	March 2023	9,193	7,853
Eptaprohi 1	September 2015	March 2023	43,294	37,053
Pelea - Vasstwo - Eniaprohi - Vassone 1	December 2018	December 2024	44,750	43,250
Safe Bulkers 2	December 2019	December 2024	—	29,000
Maxdeka 3	November 2019	August 2025	21,020	19,076
Shikoku Friendship 3	November 2019	August 2025	22,111	20,066
Shikokutessera 3	November 2019	August 2025	21,459	19,502
Glovertwo 3	November 2019	August 2025	20,209	18,344
Maxeikosiena 3	September 2015	September 2025	19,292	18,058
Pentakomo 3	January 2020	January 2026	—	14,500
Maxdekatria 3	January 2020	January 2026	—	14,500
Youngtwo 3	January 2017	January 2027	22,207	21,203
Monagrouli 1	April 2020	April 2027	—	25,520
Shikokuokto 3	December 2019	December 2027	20,000	18,000
Gloversix 3	December 2019	December 2027	20,800	18,720
Total			605,819	616,224
Current portion of long-term debt			65,473	77,284
Liability directly associated with assets held for sale			—	4,000

Long-term debt	540,346	534,940
Total debt	605,819	616,224
Current portion of deferred financing costs	1,419	1,500
Deferred financing costs directly associated with assets held for sale	—	17
Deferred financing costs non-current	3,351	3,057
Total deferred financing costs	4,770	4,574
Total debt	605,819	616,224
Less: Total deferred financing costs	4,770	4,574
Total debt, net of deferred financing costs	601,049	611,650
Less: Current portion of long-term debt, net of current portion of deferred financing costs	64,054	75,784
Less: Liability directly associated with assets held for sale	—	3,983
Long-term debt, net of deferred financing costs, non-current	536,995	531,883

1.    Credit facility.
2.    Revolving credit facility.
3.    Sale and leaseback financing transaction.

Schedule of Maturities of Long-term Debt	The estimated minimum annual principal payments required to be made after December 31, 2020, based on the loan and credit facility agreements as amended, are as follows:

To December 31,
2021	$81,284
2022	118,733
2023	119,764
2024	171,855
2025	66,834
2026 and thereafter	57,754
Total	$616,224